LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Profit or loss [abstract]
SCHEDULE OF LOSS PER SHARE

	December 31, 2024		December 31, 2023		December 31, 2022

Net loss attributable to the owners of the company	(31,092)		(20,914)		(6,184)

Basic and diluted loss per share	(248	)(1)	(16,557	)(1)	(17,624	)(1)(2)

Weighted average number of ordinary shares used in calculating basic and diluted loss per share	125,329		1,260		351

(1)	The share and per share information in these financial statements reflects the 1-for-75 and 1 for 28.5 reverse share splits that became effective on July 15, 2024 and on January 15, 2025, respectively, of the Company’s issued and outstanding Ordinary Shares. See also note 1.F and 1.G.

(2)	Restated as a result of the SPAC transaction and after giving effect to the Reverse Stock Splits. See also note 1.B.